Insurance business - Movements in carrying amounts of insurance contracts - analysis by measurement component (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	$ (132)
Changes that relate to future services
Adjustments to liabilities for incurred claims	13	$ (21)	$ 2
Net finance expense from insurance contracts	9,800	6,200
Cash flows
Other movements	(4,300)	(23,500)
Closing assets	(118)	(132)
Decrease through subsidiaries classified as held for sale	4,400	21,800
Amounts recognised in profit or loss
Changes that relate to future services
Net finance expense from insurance contracts	9,800	6,000
Amounts recognised in OCI
Changes that relate to future services
Net finance expense from insurance contracts	0	200
Insurance Contracts, Life Direct Participating And Investment DPF contracts, Including Held-for-Sale Amounts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	(14)	(13)
Opening liabilities	103,414	117,037
Insurance contracts liability (asset) opening balance	103,400	117,024
Changes that relate to current services
Contractual service margin recognised for services provided	(1,348)	(1,143)
Change in risk adjustment for non-financial risk expired	(36)	(46)
Experience adjustments	(167)	(82)
Other movements recognised in insurance service result	(4)	(3)
Changes that relate to future services
Contracts initially recognised in the year	8	16
Changes in estimates that adjust the contractual service margin	0	0
Changes in estimates that result in losses and reversal of losses on onerous contracts	31	34
Adjustments to liabilities for incurred claims	7	6
Insurance service result	(1,509)	(1,218)
Net finance expense from insurance contracts	9,812	5,761
Other movements recognised in the statement of profit or loss	0	0
Effect of movements in exchange rates	1,017	(1,176)
Total changes in the consolidated income statement and statement of comprehensive income	9,320	3,367
Cash flows
Premiums received	19,125	16,442
Claims, other insurance service expenses paid and other cash flows	(8,377)	(9,018)
Insurance acquisition cash flows	(1,109)	(835)
Total cash flows	9,639	6,589
Other movements	(4,137)	(23,580)
Insurance contracts liability (asset) closing balance	118,222	103,400	117,024
Closing assets	(12)	(14)	(13)
Closing liabilities	118,234	103,414	117,037
Insurance Contracts, Life Other Contracts, Including Held-for-Sale Amounts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	(118)	(239)
Opening liabilities	4,215	3,814
Insurance contracts liability (asset) opening balance	4,097	3,575
Changes that relate to current services
Contractual service margin recognised for services provided	(144)	(188)
Change in risk adjustment for non-financial risk expired	(17)	(20)
Experience adjustments	(24)	70
Other movements recognised in insurance service result	0	0
Changes that relate to future services
Contracts initially recognised in the year	6	19
Changes in estimates that adjust the contractual service margin	0	0
Changes in estimates that result in losses and reversal of losses on onerous contracts	35	54
Adjustments to liabilities for incurred claims	18	(27)
Insurance service result	(126)	(92)
Net finance expense from insurance contracts	(5)	408
Other movements recognised in the statement of profit or loss	0	0
Effect of movements in exchange rates	152	(99)
Total changes in the consolidated income statement and statement of comprehensive income	21	217
Cash flows
Premiums received	2,001	1,950
Claims, other insurance service expenses paid and other cash flows	(1,275)	(1,506)
Insurance acquisition cash flows	(106)	(260)
Total cash flows	620	184
Other movements	(123)	121
Insurance contracts liability (asset) closing balance	4,615	4,097	3,575
Closing assets	(106)	(118)	(239)
Closing liabilities	4,721	4,215	3,814
Total
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	(132)	(252)
Opening liabilities	107,629	120,851
Insurance contracts liability (asset) opening balance	107,497	120,599
Changes that relate to current services
Contractual service margin recognised for services provided	(1,492)	(1,331)
Change in risk adjustment for non-financial risk expired	(53)	(66)
Experience adjustments	(191)	(12)
Other movements recognised in insurance service result	(4)	(3)
Changes that relate to future services
Contracts initially recognised in the year	14	35
Changes in estimates that adjust the contractual service margin	0	0
Changes in estimates that result in losses and reversal of losses on onerous contracts	66	88
Adjustments to liabilities for incurred claims	25	(21)
Insurance service result	(1,635)	(1,310)
Net finance expense from insurance contracts	9,807	6,169
Other movements recognised in the statement of profit or loss	0	0
Effect of movements in exchange rates	1,169	(1,275)
Total changes in the consolidated income statement and statement of comprehensive income	9,341	3,584
Cash flows
Premiums received	21,126	18,392
Claims, other insurance service expenses paid and other cash flows	(9,652)	(10,524)
Insurance acquisition cash flows	(1,215)	(1,095)
Total cash flows	10,259	6,773
Other movements	(4,260)	(23,459)
Insurance contracts liability (asset) closing balance	122,837	107,497	120,599
Closing assets	(118)	(132)	(252)
Closing liabilities	122,955	107,629	120,851
Estimates of present value of future cash flows and risk adjustment | Insurance Contracts, Life Direct Participating And Investment DPF contracts, Including Held-for-Sale Amounts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	(27)	(30)
Opening liabilities	91,498	106,440
Insurance contracts liability (asset) opening balance	91,471	106,410
Changes that relate to current services
Contractual service margin recognised for services provided	0	0
Change in risk adjustment for non-financial risk expired	(36)	(46)
Experience adjustments	(167)	(82)
Other movements recognised in insurance service result	0	0
Changes that relate to future services
Contracts initially recognised in the year	(3,556)	(2,384)
Changes in estimates that adjust the contractual service margin	(578)	(914)
Changes in estimates that result in losses and reversal of losses on onerous contracts	31	34
Adjustments to liabilities for incurred claims	7	6
Insurance service result	(4,299)	(3,386)
Net finance expense from insurance contracts	9,812	5,761
Other movements recognised in the statement of profit or loss	0	0
Effect of movements in exchange rates	934	(1,167)
Total changes in the consolidated income statement and statement of comprehensive income	6,447	1,208
Cash flows
Premiums received	19,125	16,442
Claims, other insurance service expenses paid and other cash flows	(8,377)	(9,018)
Insurance acquisition cash flows	(1,109)	(835)
Total cash flows	9,639	6,589
Other movements	(4,058)	(22,736)
Insurance contracts liability (asset) closing balance	103,499	91,471	106,410
Closing assets	(21)	(27)	(30)
Closing liabilities	103,520	91,498	106,440
Estimates of present value of future cash flows and risk adjustment | Insurance Contracts, Life Direct Participating And Investment DPF contracts, Including Held-for-Sale Amounts | Economic and non-economic factors
Changes that relate to future services
Changes in estimates that adjust the contractual service margin	600	900
Estimates of present value of future cash flows and risk adjustment | Insurance Contracts, Life Direct Participating And Investment DPF contracts, Including Held-for-Sale Amounts | Economic factors
Changes that relate to future services
Changes in estimates that adjust the contractual service margin	1,000	700
Estimates of present value of future cash flows and risk adjustment | Insurance Contracts, Life Direct Participating And Investment DPF contracts, Including Held-for-Sale Amounts | Non-economic factors
Changes that relate to future services
Changes in estimates that adjust the contractual service margin	(400)	300
Estimates of present value of future cash flows and risk adjustment | Insurance Contracts, Life Other Contracts, Including Held-for-Sale Amounts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	(359)	(339)
Opening liabilities	3,669	3,113
Insurance contracts liability (asset) opening balance	3,310	2,774
Changes that relate to current services
Contractual service margin recognised for services provided	0	0
Change in risk adjustment for non-financial risk expired	(17)	(20)
Experience adjustments	(24)	70
Other movements recognised in insurance service result	0	0
Changes that relate to future services
Contracts initially recognised in the year	(183)	(201)
Changes in estimates that adjust the contractual service margin	(31)	(7)
Changes in estimates that result in losses and reversal of losses on onerous contracts	35	54
Adjustments to liabilities for incurred claims	18	(27)
Insurance service result	(202)	(131)
Net finance expense from insurance contracts	(35)	380
Other movements recognised in the statement of profit or loss	0	0
Effect of movements in exchange rates	106	(50)
Total changes in the consolidated income statement and statement of comprehensive income	(131)	199
Cash flows
Premiums received	2,001	1,950
Claims, other insurance service expenses paid and other cash flows	(1,275)	(1,506)
Insurance acquisition cash flows	(106)	(260)
Total cash flows	620	184
Other movements	(1)	153
Insurance contracts liability (asset) closing balance	3,798	3,310	2,774
Closing assets	(253)	(359)	(339)
Closing liabilities	4,051	3,669	3,113
Contracts under the fair value approach | Insurance Contracts, Life Direct Participating And Investment DPF contracts, Including Held-for-Sale Amounts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	3	3
Opening liabilities	4,500	4,679
Insurance contracts liability (asset) opening balance	4,503	4,682
Changes that relate to current services
Contractual service margin recognised for services provided	(502)	(488)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Other movements recognised in insurance service result	17	52
Changes that relate to future services
Contracts initially recognised in the year	0	0
Changes in estimates that adjust the contractual service margin	285	229
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Insurance service result	(200)	(207)
Net finance expense from insurance contracts	0	0
Other movements recognised in the statement of profit or loss	0	0
Effect of movements in exchange rates	43	51
Total changes in the consolidated income statement and statement of comprehensive income	(157)	(156)
Cash flows
Premiums received	0	0
Claims, other insurance service expenses paid and other cash flows	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	4	(23)
Insurance contracts liability (asset) closing balance	4,350	4,503	4,682
Closing assets	2	3	3
Closing liabilities	4,348	4,500	4,679
Contracts under the fair value approach | Insurance Contracts, Life Other Contracts, Including Held-for-Sale Amounts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	73	36
Opening liabilities	280	361
Insurance contracts liability (asset) opening balance	353	397
Changes that relate to current services
Contractual service margin recognised for services provided	(38)	(77)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Other movements recognised in insurance service result	0	0
Changes that relate to future services
Contracts initially recognised in the year	0	0
Changes in estimates that adjust the contractual service margin	(20)	30
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Insurance service result	(58)	(47)
Net finance expense from insurance contracts	6	12
Other movements recognised in the statement of profit or loss	0	0
Effect of movements in exchange rates	17	(11)
Total changes in the consolidated income statement and statement of comprehensive income	(35)	(46)
Cash flows
Premiums received	0	0
Claims, other insurance service expenses paid and other cash flows	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	(71)	2
Insurance contracts liability (asset) closing balance	247	353	397
Closing assets	27	73	36
Closing liabilities	220	280	361
Contracts under the modified retros- pective approach | Insurance Contracts, Life Direct Participating And Investment DPF contracts, Including Held-for-Sale Amounts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	0	0
Opening liabilities	0	715
Insurance contracts liability (asset) opening balance	0	715
Changes that relate to current services
Contractual service margin recognised for services provided	0	(59)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Other movements recognised in insurance service result	0	0
Changes that relate to future services
Contracts initially recognised in the year	0	0
Changes in estimates that adjust the contractual service margin	0	(6)
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Insurance service result	0	(65)
Net finance expense from insurance contracts	0	0
Other movements recognised in the statement of profit or loss	0	0
Effect of movements in exchange rates	0	(24)
Total changes in the consolidated income statement and statement of comprehensive income	0	(89)
Cash flows
Premiums received	0	0
Claims, other insurance service expenses paid and other cash flows	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	0	(626)
Insurance contracts liability (asset) closing balance	0	0	715
Closing assets	0	0	0
Closing liabilities	0	0	715
Contracts under the modified retros- pective approach | Insurance Contracts, Life Other Contracts, Including Held-for-Sale Amounts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	0	0
Opening liabilities	0	19
Insurance contracts liability (asset) opening balance	0	19
Changes that relate to current services
Contractual service margin recognised for services provided	0	(6)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Other movements recognised in insurance service result	0	0
Changes that relate to future services
Contracts initially recognised in the year	0	0
Changes in estimates that adjust the contractual service margin	0	7
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Insurance service result	0	1
Net finance expense from insurance contracts	0	0
Other movements recognised in the statement of profit or loss	0	0
Effect of movements in exchange rates	0	0
Total changes in the consolidated income statement and statement of comprehensive income	0	1
Cash flows
Premiums received	0	0
Claims, other insurance service expenses paid and other cash flows	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	0	(20)
Insurance contracts liability (asset) closing balance	0	0	19
Closing assets	0	0	0
Closing liabilities	0	0	19
Other contracts | Insurance Contracts, Life Direct Participating And Investment DPF contracts, Including Held-for-Sale Amounts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	10	14
Opening liabilities	7,416	5,203
Insurance contracts liability (asset) opening balance	7,426	5,217
Changes that relate to current services
Contractual service margin recognised for services provided	(846)	(596)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Other movements recognised in insurance service result	(21)	(55)
Changes that relate to future services
Contracts initially recognised in the year	3,564	2,400
Changes in estimates that adjust the contractual service margin	293	691
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Insurance service result	2,990	2,440
Net finance expense from insurance contracts	0	0
Other movements recognised in the statement of profit or loss	0	0
Effect of movements in exchange rates	40	(36)
Total changes in the consolidated income statement and statement of comprehensive income	3,030	2,404
Cash flows
Premiums received	0	0
Claims, other insurance service expenses paid and other cash flows	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	(83)	(195)
Insurance contracts liability (asset) closing balance	10,373	7,426	5,217
Closing assets	7	10	14
Closing liabilities	10,366	7,416	5,203
Other contracts | Insurance Contracts, Life Other Contracts, Including Held-for-Sale Amounts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	168	64
Opening liabilities	266	321
Insurance contracts liability (asset) opening balance	434	385
Changes that relate to current services
Contractual service margin recognised for services provided	(106)	(105)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Other movements recognised in insurance service result	0	0
Changes that relate to future services
Contracts initially recognised in the year	189	220
Changes in estimates that adjust the contractual service margin	51	(30)
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Insurance service result	134	85
Net finance expense from insurance contracts	24	16
Other movements recognised in the statement of profit or loss	0	0
Effect of movements in exchange rates	29	(38)
Total changes in the consolidated income statement and statement of comprehensive income	187	63
Cash flows
Premiums received	0	0
Claims, other insurance service expenses paid and other cash flows	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	(51)	(14)
Insurance contracts liability (asset) closing balance	570	434	385
Closing assets	120	168	64
Closing liabilities	$ 450	$ 266	$ 321